Offsetting Financial Assets and Financial Liabilities - Summary of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	$ 535,479	$ 197,903
Financial assets, Gross amounts set off	(5,973)	(3,049)
Financial assets, Net amounts presented	529,506	194,854
Financial liabilities, Gross amounts	288,368	148,810
Financial liabilities, Gross amounts set off	(5,973)	(3,049)
Financial liabilities, Net amounts presented	282,395	145,761
Cash and Cash Equivalents
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	336,197	111,733
Financial assets, Net amounts presented	336,197	111,733
Financial Assets at FVPL
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	1,004	8,319
Financial assets, Net amounts presented	1,004	8,319
Trade and Other Receivables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	196,939	75,834
Financial assets, Gross amounts set off	(5,973)	(3,049)
Financial assets, Net amounts presented	190,966	72,785
Other Assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	1,339	2,017
Financial assets, Net amounts presented		2,017
Trade and Other Payables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	283,133	145,914
Financial liabilities, Gross amounts set off	(5,973)	(3,049)
Financial liabilities, Net amounts presented	277,160	142,865
Financial Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	5,014
Financial liabilities, Net amounts presented	5,014
Derivative Financial Instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	221	2,896
Financial liabilities, Net amounts presented	221	$ 2,896
dLocal Group Limited | Other Assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Net amounts presented	$ 1,339